Trade and other receivables, net - Allowance for expected credit losses (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables, net
Opening balance	$ 8,621	$ 9,717
Ending balance	$ 4,106	$ 8,621